Share-based payment arrangements	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment arrangements	Share-based payment arrangements
Description of the share-based payment arrangements
As at June 30, 2025, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 Plan”), under which Company may:
1.issue restricted share units/awards (‘RSUs’); or
2.grant options to purchase its ordinary shares (‘Share Options’); or
3.issued restricted ordinary shares
to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.
The Share Options and RSUs granted generally vest 25% on each anniversary of the grant, over a four year-period. Certain RSUs are granted that vest on grant date. The maximum term of Share Options granted under the 2021 Plan does not exceed ten years from the date of grant. The Share Options and RSUs granted to employees do not have the rights of the ordinary shares until the Share Options and RSUs are vested, exercised and recorded into the register of shareholders of the Company.
The Company also has in place the 2021 Equity Stock Purchase Plan ("ESPP") which allows eligible employees to contribute, through payroll deductions, up to 15% of their eligible compensation to purchase the Company’s Class A Ordinary Shares at a 15% discount of the lower of either (i) the closing trading price of the first day of an offering period or (ii) the closing trading price of the purchase date.
In addition to the above arrangements,
•the Company has issued performance based share units and options to selected employees, officers, directors, consultants and non-employee directors of the Group and of the Company which generally vest based on specified market and non-market performance conditions, and on completion of a specified period of service; and,
•certain subsidiaries of the Group have also set up certain equity settled share-based payment arrangements for the issuance of restricted share units/awards and share options which generally vest 25% on each anniversary of the grant, over a four year-period.
The share-based payment expense in relation to these arrangements is not material to the Group.
a)Reconciliation of outstanding RSUs
The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
’000
As of January 1, 2025	148,200
Granted	59,715
Vested	(58,010)
Canceled and forfeited	(8,491)
As of June 30, 2025	141,414
As at June 30, 2025, certain RSUs were vested but had not been registered as ordinary shares. The weighted average fair value of RSUs granted during the six months ended June 30, 2025 was $4.43. The fair value of RSUs granted was determined based on the closing price of the shares on the grant date.
b)Reconciliation of outstanding Share Options
The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2025	41,315	2.24	4.70
Granted	6,198	4.59
Exercised (including cashless exercise)	(14,415)	1.93
Canceled and forfeited	(165)	2.30
As of June 30, 2025	32,933	2.81	5.08

	Number of Share Options	Weighted average exercise price per share
Exercisable	’000	$
As of January 1, 2025	39,940	2.25
As of June 30, 2025	26,048	2.40
The Share Options outstanding as at June 30, 2025 had an exercise price in the range of $0.28 to $4.59 (31 December 2024: $0.28 to $4.03). As at June 30, 2025 and December 31, 2024, certain share options exercised had not yet been registered as ordinary shares.
c)Restricted ordinary shares
During the six months ended June 30, 2025, 4,472 thousand restricted ordinary shares were granted. During this period, there were no restricted ordinary shares canceled or forfeited, and 1,230 thousand restricted ordinary shares vested.
d)2021 Equity Stock Purchase Plan
During the six months ended June 30, 2025, 2,017 thousand shares were purchased and subsequently issued in July 2025 at a price of $4.03 per share.